Related Party Transactions - Summary of Transactions and outstanding balances of related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Key Management Personnel	$ 1,183,437	$ 968,782
Stock-based compensation	3,047,505	39,501,701
Consulting fees	1,014,926	980,805
Director remuneration	657,647	650,193
Management remuneration	5,903,515	42,101,481
DBLP Sea Cow [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, New Issues		3,225
Loans Repaid	250,000
Stock-based compensation	756,944	33,374,018
Consulting fees	300,000	300,000
Steve Perry [Member]
Related Party Transaction [Line Items]
Convertible Loans taken	132,269
Stock-based compensation		2,449,787
Director remuneration	92,521	93,329
Peter Vesco [Member]
Related Party Transaction [Line Items]
Stock-based compensation	60,556
Consulting fees	414,926	380,805
Arthur Yao [Member]
Related Party Transaction [Line Items]
Stock-based compensation	60,556
Consulting fees	300,000	300,000
Dan Wagner [Member]
Related Party Transaction [Line Items]
Loans Taken	191,405
Key Management Personnel	296,067	298,654
Salman Ahmad [Member]
Related Party Transaction [Line Items]
Key Management Personnel	222,535	207,395
Richard Burchill [Member]
Related Party Transaction [Line Items]
Key Management Personnel	271,395	273,761
Stock-based compensation	1,326,703
Sauvik Banerjee [Member]
Related Party Transaction [Line Items]
Key Management Personnel	393,440	188,972
Stock-based compensation	842,746
Derek Smith [Member]
Related Party Transaction [Line Items]
Stock-based compensation		3,677,896
Director remuneration	92,521	93,329
Igor Lychagov [Member]
Related Party Transaction [Line Items]
Loans Taken	5,587,343
Rezolve China [Member]
Related Party Transaction [Line Items]
Business development expenses	777,161	7,136,168
Anthony Sharp [Member]
Related Party Transaction [Line Items]
Director remuneration	380,084	376,428
Sir David Wright [Member]
Related Party Transaction [Line Items]
Director remuneration	92,521	87,107
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Key Management Personnel	789,997	779,810
Stock-based compensation	2,083,647	39,501,701
Consulting fees	300,000	300,000
Director remuneration	657,647	650,193
Management remuneration	3,831,291	41,231,704
Selling and Marketing Expense [Member]
Related Party Transaction [Line Items]
Key Management Personnel	393,440	188,972
Stock-based compensation	963,858
Consulting fees	714,926	680,805
Director remuneration	0
Management remuneration	$ 2,072,224	$ 869,777